Deferred Tax Balances - Movements in Deferred Tax Balances (Detail)	12 Months Ended
Jun. 30, 2026 AUD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	$ 0
(Charged)/credited - to profit or loss	0
Deferred tax movement ending balance	0
Deferred Tax Asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	5,437,450
(Charged)/credited - to profit or loss	(5,296,889)
Deferred tax movement ending balance	140,561
Deferred Tax Liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	(5,437,450)
(Charged)/credited - to profit or loss	5,296,889
Deferred tax movement ending balance	$ (140,561)